Loans	12 Months Ended
Dec. 31, 2011
Loans/Loan Servicing/Loan Commitments and Other Related Activities [Abstract]
LOANS

NOTE 3 – LOANS

Loans at year end were as follows:

	2011	2010
Real estate:
Commercial and land development	$66,886	$58,047
One-to-four family	56,917	47,204
Home equity	30,086	27,766
Multifamily	17,041	14,397
Real estate construction:
Commercial and land development	4,822	9,942
One-to-four family	683	301
Commercial	33,473	26,158
Consumer:
Auto:
Direct	2,065	2,474
Indirect	4,541	6,401
Other	980	989

	217,494	193,679
Unearned and deferred income	(379)	(409)
Allowance for loan losses	(3,163)	(2,585)

	$213,952	$190,685

The following table presents the activity in the allowance for loan losses by portfolio segment for the year ending December 31, 2011:

	Commercial	Commercial Real Estate	Residential Real Estate	Home Equity	Consumer	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$460	$1,267	$675	$100	$53	$30	$2,585
Provision for loan losses	303	140	214	(9)	(18)	(30)	600
Loans charged-off	—	—	(28)	(26)	(17)	—	(71)
Recoveries	25	1	—	1	22	—	49

Total ending allowance balance	$788	$1,408	$861	$66	$40	$—	$3,163

Activity in the allowance for loan losses was as follows:

	2011	2010	2009
Beginning balance	$2,585	$2,906	$1,718
Provision for loan losses	600	2,229	1,829
Loans charged-off	(71)	(2,576)	(659)
Recoveries	49	26	18

Ending balance	$3,163	$2,585	$2,906

The recorded investment in loans includes the principal balance outstanding, net of unearned and deferred income and including accrued interest receivable. The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2011 and 2010:

December 31, 2011	Commercial	Commercial Real Estate	Residential Real Estate	Home Equity	Consumer	Unallocated	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$151	$183	$182	$—	$—	$—	$516
Collectively evaluated for impairment	637	1,225	679	66	40	—	2,647

Total ending allowance balance	$788	$1,408	$861	$66	$40	$—	$3,163

Recorded investment in loans:
Loans individually evaluated for impairment	$597	$2,420	$320	$—	$—	$—	$3,337
Loans collectively evaluated for impairment	32,984	69,290	74,230	30,288	7,698	—	214,490

Total ending loans balance	$33,581	$71,710	$74,550	$30,288	$7,698	$—	$217,827

December 31, 2010	Commercial	Commercial Real Estate	Residential Real Estate	Home Equity	Consumer	Unallocated	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$—	$30	$239	$—	$—	$—	$269
Collectively evaluated for impairment	460	1,237	436	100	53	30	2,316

Total ending allowance balance	$460	$1,267	$675	$100	$53	$30	$2,585

Recorded investment in loans:
Loans individually evaluated for impairment	$662	$2,881	$1,149	$—	$—	$—	$4,692
Loans collectively evaluated for impairment	25,539	65,035	60,609	27,914	10,049	—	189,146

Total ending loans balance	$26,201	$67,916	$61,758	$27,914	$10,049	$—	$193,838

Individually impaired loans were as follows:

2010
Year-end loans with no allocated allowance for loan losses	$3,298
Year-end loans with allocated allowance for loan losses	1,394
Amount of the allowance for loan losses allocated	269

	2010	2009
Average of individually impaired loans during year	$3,888	$2,897

The impact of interest income of impaired loans was not significant to the consolidated statements of income.

The following table presents loans individually evaluated for impairment by class of loans as of, and for the year ended December 31, 2011:

	Unpaid		Allowance for	Average
	Principal	Recorded	Loan Losses	Recorded
December 31, 2011	Balance	Investment	Allocated	Investment
With no related allowance recorded:
Real estate:
Commercial and land development	$406	$406	$—	$426
One-to-four family	46	46	—	49
Real estate construction:
Commercial and land development	1,252	1,252	—	1,923
Commercial	29	29	—	31
With an allowance recorded:
Real estate:
Commercial and land development	762	762	183	902
One-to-four family	274	274	182	283
Multifamily	—	—	—	—
Commercial	568	568	151	509

	$3,337	$3,337	$516	$4,123

For purposes of this disclosure, the unpaid principal balance is not recorded for net charge-offs.

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2010:

	Unpaid		Allowance for
	Principal	Recorded	Loan Losses
December 31, 2010	Balance	Investment	Allocated
With no related allowance recorded:
Real estate:
Commercial and land development	$1,258	$1,256	$—
One-to-four family	52	52	—
Real estate construction:
One-to-four family	1,326	1,325	—
Commercial	662	662	—
With an allowance recorded:
Real estate:
Commercial and land development	99	99	10
One-to-four family	1,097	1,097	239
Multifamily	—	—	—
Real estate construction:
Commercial and land development	198	198	20

	$4,692	$4,689	$269

Nonaccrual loans and loans past due 90 or more days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans.

The following table presents the recorded investment in nonaccrual and loans past due 90 or more days still on accrual by class of loans as of December 31, 2011 and 2010:

			Loans Past Due 90 or
	Nonaccrual		More Days Still Accruing
	2011	2010	2011	2010
Real estate:
Commercial and land development	$1,168	$1,358	$—	$—
One-to-four family	438	448	181	360
Home equity	382	382	—	116
Real estate construction:
Commercial and land development	1,252	1,524	—	—
Commercial	596	661	—	—
Consumer:
Auto:
Indirect	—	—	—	11

	$3,836	$4,373	$181	$487

The following table presents the aging of the recorded investment in past due loans as of December 31, 2011 by class of loans:

	30 - 59	60 - 89	90 or More
	Days	Days	Days	Total	Loans Not
	Past Due (1)	Past Due	Past Due (2)	Past Due	Past Due (3)	Total
Real estate:
Commercial and land development	$—	$30	$922	$952	$65,940	$66,892
One-to-four family	245	297	572	1,114	55,754	56,868
Home equity	—	—	382	382	29,906	30,288
Multifamily	—	—	—	—	17,001	17,001
Real estate construction:
Commercial and land development	856	—	396	1,252	3,566	4,818
One-to-four family	—	—	—	—	681	681
Commercial	37	—	597	634	32,947	33,581
Consumer:
Auto:
Direct	1	—	—	1	2,071	2,072
Indirect	17	—	—	17	4,629	4,646
Other	14	—	—	14	966	980

	$1,170	$327	$2,869	$4,366	$213,461	$217,827

(1)	Includes $856 thousand of loans on nonaccrual status.
(2)	All loans are nonaccrual status except for $181 thousand of loans past due 90 or more days still on accrual.
(3)	Includes $292 thousand of loans on nonaccrual status.

The following table presents the aging of the recorded investment in past due loans as of December 31, 2010 by class of loans:

	30 - 59	60 - 89	90 or More
	Days	Days	Days	Total	Loans Not
	Past Due (1)	Past Due (2)	Past Due (3)	Past Due	Past Due (4)	Total
Real estate:
Commercial and land development	$—	$165	$1,076	$1,241	$56,806	$58,047
One-to-four family	769	167	784	1,720	45,484	47,204
Home equity	2	45	498	545	27,221	27,766
Multifamily	—	—	—	—	14,397	14,397
Real estate construction:
Commercial and land development	930	396	198	1,524	8,418	9,942
One-to-four family	—	—	—	—	301	301
Commercial	—	22	661	683	25,475	26,158
Consumer:
Auto:
Direct	22	—	—	22	2,452	2,474
Indirect	52	—	11	63	6,338	6,401
Other	9	—	—	9	980	989

	$1,784	$795	$3,228	$5,807	$187,872	$193,679

(1)	Includes $854 thousand of loans on nonaccrual status.
(2)	Includes $399 thousand of loans on nonaccrual status.
(3)	All loans are nonaccrual status except for $487 thousand of loans past due 90 or more days still on accrual.
(4)	Includes $379 thousand of loans on nonaccrual status.

Troubled Debt Restructuring

As of period ending December 31, 2011, certain loans were modified as troubled debt restructurings. The modification of the terms of such loans included one or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; or a permanent reduction of the recorded investment in the loan.

The Corporation has two commercial loans with balances of $1,661 that were individually evaluated for impairment whose loan terms have been modified in troubled debt restructurings as of December 31, 2011. $300 of specific reserve has been allocated for these loans. The nature of the modifications did not impact the stated interest rate or the final maturities. The Corporation has not committed to lend any additional amounts as of December 31, 2011 to customers with outstanding loans that are classified as troubled debt restructurings. There have been no new loans classified as troubled debt restructurings as of December 31, 2011. There were $1,876 of loans whose terms have been modified in troubled debt restructurings as of December 31, 2010. No specific reserve has been allocated for these loans.

Both commercial loans that were modified as troubled debt restructurings experienced payment default within twelve months after modification. A loan is considered to be in payment default once it is 30 days contractually past due under the modified terms. The troubled debt restructuring that subsequently defaulted increased the allowance for loan losses by $300 thousand and resulted in charge offs of $0 during the period ending December 31, 2011.

The terms of certain other loans were modified during the year ending December 31, 2011 that did not meet the definition of a troubled debt restructuring. These loans have a total recorded investment as of December 31, 2011 of $888. The modification of these loans involved either a modification of the terms of a loan or a delay in a payment that was considered to be insignificant.

In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Corporation’s internal underwriting policy.

Credit Quality Indicators: The Corporation categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends and other information specific to each borrower. The Corporation analyzes loans individually by classifying the loans as to credit risk. This analysis includes non-homogeneous loans, such as commercial, commercial real estate loans, and loans to commercial enterprises secured by one-to-four family residential properties. This analysis is performed on an annual basis or more frequently if management becomes aware of information affecting a borrower’s ability to fulfill its obligation. The Corporation uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current financial condition and paying capacity of the obligor or of the collateral securing the loan. Substandard loans have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt with a distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans. As of December 31, 2011, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

		Special
	Pass	Mention	Substandard	Doubtful	Total
Real estate:
Commercial and land development	$61,706	$1,986	$3,200	$—	$66,892
One-to-four family	—	263	1,129	—	1,392
Real estate construction:
Commercial and land development	3,104	196	1,518	—	4,818
Commercial	29,744	2,442	1,395	—	33,581

	$94,554	$4,887	$7,242	$—	$106,683

As of December 31, 2010, the risk category of loans by class of loans is as follows:

		Special
	Pass	Mention	Substandard	Doubtful	Total
Real estate:
Commercial and land development	$53,794	$350	$3,903	$—	$58,047
Real estate construction:
Commercial and land development	6,352	1,788	1,802	—	9,942
Commercial	23,627	507	2,024	—	26,158

	$83,773	$2,645	$7,729	$—	$94,147

The Corporation considers the performance of the loan portfolio and its impact on the allowance for loan losses. For residential and consumer loan classes, the Corporation also evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity. The following table presents the recorded investment in residential and consumer loans based on payment activity as of December 31, 2011:

	Consumer			Residential Real Estate
						One-to-four	Home
	Direct	Indirect	Other	Construction	Multifamily	Family	Equity
Performing	$2,072	$4,646	$980	$681	$17,001	$54,904	$29,906
Nonperforming	—	—	—	—	—	572	382

	$2,072	$4,646	$980	$681	$17,001	$55,476	$30,288

The following table presents the recorded investment in residential and consumer loans based on payment activity as of December 31, 2010:

	Consumer			Residential Real Estate
						One-to-four	Home
	Direct	Indirect	Other	Construction	Multifamily	Family	Equity
Performing	$2,474	$6,390	$989	$301	$14,397	$46,420	$27,268
Nonperforming	—	11	—	—	—	784	498

	$2,474	$6,401	$989	$301	$14,397	$47,204	$27,766